Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of July 2016

Collection Period Start	1-Jul-16	Distribution Date	15-Aug-16
Collection Period End	31-Jul-16	30/360 Days	30
Beg. of Interest Period	15-Jul-16	Actual/360 Days	31
End of Interest Period	15-Aug-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	642,567,232.96	616,068,898.95	0.6899971
Total Securities		892,857,285.72	642,567,232.96	616,068,898.95	0.6899971
Class A-1 Notes	0.400000%	91,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.990000%	135,000,000.00	70,228,442.40	59,453,517.43	0.4403964
Class A-2b Notes	0.831350%	197,000,000.00	102,481,504.84	86,758,095.81	0.4403964
Class A-3 Notes	1.400000%	252,000,000.00	252,000,000.00	252,000,000.00	1.0000000
Class A-4 Notes	1.580000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	142,857,285.72	142,857,285.72	142,857,285.72	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	10,774,924.97	57,938.46	79.8142591	0.4291738
Class A-2b Notes	15,723,409.04	73,364.94	79.8142591	0.3724109
Class A-3 Notes	0.00	294,000.00	0.0000000	1.1666667
Class A-4 Notes	0.00	98,750.00	0.0000000	1.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	26,498,334.01	524,053.40

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,088,167.68
Monthly Interest				2,956,569.62
Total Monthly Payments				12,044,737.30

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				448,223.62
Aggregate Sales Proceeds Advance				9,029,370.52
Total Advances				9,477,594.14

Vehicle Disposition Proceeds:
Reallocation Payments				10,854,021.62
Repurchase Payments				163,432.34
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,432,759.68
Excess Wear and Tear and Excess Mileage				68,256.72
Remaining Payoffs				0.00
Net Insurance Proceeds				469,591.43
Residual Value Surplus				277,334.64
Total Collections				39,787,727.87

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	9,870,188.62			704
Involuntary Repossession	112,388.00			8
Voluntary Repossession	224,959.00			16
Full Termination	636,149.00			36
Bankruptcy	10,337.00			1
Insurance Payoff		463,590.23		32
Customer Payoff			15,864.04	1
Grounding Dealer Payoff			3,656,242.51	181
Dealer Purchase			1,803,744.95	89
Total	10,854,021.62	463,590.23	5,475,851.50	1,068

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of July 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	37,602	758,192,421.56	7.00000%	642,567,232.96
Total Depreciation Received		(10,936,830.50)		(8,656,334.50)
Principal Amount of Gross Losses	(70)	(1,233,453.89)		(1,047,875.72)
Repurchase / Reallocation	(9)	(189,501.10)		(163,432.34)
Early Terminations	(492)	(8,567,059.20)		(7,201,888.58)
Scheduled Terminations	(564)	(10,835,775.44)		(9,428,802.87)
Pool Balance - End of Period	36,467	726,429,801.43		616,068,898.95

Remaining Pool Balance
Lease Payment				146,668,035.13
Residual Value				469,400,863.82
Total				616,068,898.95

III. DISTRIBUTIONS

Total Collections					39,787,727.87
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					39,787,727.87

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					363,566.20
3. Reimbursement of Sales Proceeds Advance					7,691,057.86
4. Servicing Fee:
Servicing Fee Due					535,472.69
Servicing Fee Paid					535,472.69
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					8,590,096.75

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					57,938.46

Class A-2 Notes Monthly Interest Paid					57,938.46
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					73,364.94

Class A-2 Notes Monthly Interest Paid					73,364.94
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					294,000.00

Class A-3 Notes Monthly Interest Paid					294,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of July 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	98,750.00

Class A-4 Notes Monthly Interest Paid	98,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	524,053.40
Total Note and Certificate Monthly Interest Paid	524,053.40
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	30,673,577.72

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	26,498,334.01

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	26,498,334.01
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,175,243.71

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of July 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,464,286.43
Required Reserve Account Amount			13,392,859.29
Beginning Reserve Account Balance			13,392,859.29
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			13,392,859.29
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,175,243.71
Gross Reserve Account Balance			17,568,103.00
Remaining Available Collections Released to Seller			4,175,243.71
Total Ending Reserve Account Balance			13,392,859.29

V. POOL STATISTICS

Weighted Average Remaining Maturity			12.04
Monthly Prepayment Speed			87%
Lifetime Prepayment Speed			62%

		$	units
Recoveries of Defaulted and Casualty Receivables		864,465.82
Securitization Value of Gross Losses and Casualty Receivables		1,047,875.72	70
Aggregate Defaulted and Casualty Gain (Loss)		(183,409.90)
Pool Balance at Beginning of Collection Period		642,567,232.96
Net Loss Ratio
Current Collection Period		-0.0285%
Preceding Collection Period		-0.0129%
Second Preceding Collection Period		-0.0016%
Third Preceding Collection Period		-0.0029%

Cumulative Net Losses for all Periods		0.1609%	1,436,617.94

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.76%	4,910,104.73	295
61-90 Days Delinquent	0.18%	1,145,482.71	70
91-120 Days Delinquent	0.08%	515,567.37	27
More than 120 days	0.00%	0.00	0
Total Delinquent Receivables:	1.02%	6,571,154.81	392

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.26%	0.26%
Preceding Collection Period		0.22%	0.23%
Second Preceding Collection Period		0.18%	0.18%
Third Preceding Collection Period		0.15%	0.17%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		10,506,337.62	740
Securitization Value		11,364,802.78	740
Aggregate Residual Gain (Loss)		(858,465.16)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		49,465,320.09	3,230
Cumulative Securitization Value		52,562,687.35	3,230
Cumulative Residual Gain (Loss)		(3,097,367.26)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			15,795,503.77
Reimbursement of Outstanding Advance			7,691,057.86
Additional Advances for current period			9,029,370.52
Ending Balance of Residual Advance			17,133,816.43

Beginning Balance of Payment Advance			1,109,048.95
Reimbursement of Outstanding Payment Advance			363,566.20
Additional Payment Advances for current period			448,223.62
Ending Balance of Payment Advance			1,193,706.37

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of July 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No